Income tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax [Abstract]
Income tax expense (benefit)	$ 4,650	$ (4,500)
Income (loss) before income tax	$ 3,140	$ (18,907)